Organization, Basis of Presentation and Liquidity (Details) - USD ($)							3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 19, 2026	Apr. 21, 2026	Sep. 29, 2025	May 31, 2025	Apr. 07, 2025	Mar. 07, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	May 31, 2026	Apr. 23, 2026
Organization, Basis of Presentation and Liquidity (Details) [Line Items]
Net loss							$ (3,772,008)	$ (923,291)	$ (655,943)	$ (539,617)	$ (4,695,299)	$ (1,195,560)	$ (3,847,637)	$ (4,855,405)
Net cash from operating activities											$ (2,453,721)	$ (912,643)	$ (1,944,698)	$ (5,723,322)
Net proceeds		$ 6,800,000
Convertible promissory notes																$ 1,500,000
Stockholders' Equity, Reverse Stock Split	one-for-ten		one-for-5.92										On August 18, 2025, the Company’s Board of Directors approved, and in September 2025 a majority of the Company’s common stockholders approved by written consent, a reverse stock split of the Company’s common stock at a ratio of one-for-5.92 (1:5.92) shares (the “Reverse Split”), which became effective on September 29, 2025.
Issued short-term notes													$ 1,500,000
Convertible notes													$ 1,500,000
Registered common stock (in Dollars per share)													$ 80
Investment net													$ 6,800,000
Convertible Preferred Stock [Member]
Organization, Basis of Presentation and Liquidity (Details) [Line Items]
Investment net													7,500,000
Convertible Notes Payable [Member]
Organization, Basis of Presentation and Liquidity (Details) [Line Items]
Gross proceeds				$ 1,250,000
Issued short-term notes					$ 50,000	$ 200,000
Convertible Promissory Notes [Member]
Organization, Basis of Presentation and Liquidity (Details) [Line Items]
Percentage of interest				10.00%											10.00%
Issued short-term notes													$ 1,500,000
Series C Convertible Preferred Stock
Organization, Basis of Presentation and Liquidity (Details) [Line Items]
Issuance of shares of Series C Convertible Preferred Stock (in Shares)											937,500
Series C Preferred Stock [Member]
Organization, Basis of Presentation and Liquidity (Details) [Line Items]
Net proceeds from issuance of Series C Convertible Preferred Stock											$ 7,500,000